Transfers of Financial Assets - Summary of Carrying Value and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities Relating to Loan Securitizations (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 17,299	$ 16,335
Fair Value	17,209	16,118
Carrying value of associated liabilities	16,977	15,790
Fair Value	16,815	15,598
Trading securities [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	22	106
Fair Value	0
Loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	10,525	9,277
Fair Value	0
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	6,752	$ 6,952
Fair Value	$ 0